UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment |_|; Amendment Number:
                                              -----
  This Amendment (Check only one.):         |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bandera Partners LLC
Address:   50 Broad Street, Suite 1820
           New York, NY 10004

Form 13F File Number: 28-13806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory Bylinsky
Title:     Managing Director
Phone:     212-232-4582

Signature, Place, and Date of Signing:

    /s/ Gregory Bylinsky             New York, NY          May 16, 2011
------------------------------    ------------------  --------------------
        [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:              15
                                            --------------------

Form 13F Information Table Value Total:           $177,226
                                            --------------------
                                   (thousands)

List of Other Included Managers:




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




NONE

                                                     FORM 13F INFORMATION TABLE
                                                     --------------------------

Column 1                   Column 2   Column 3     Column 4         Column 5        Column 6     Column 7    Column 8
----------------------------------------------------------------------------------------------------------------------------------
                           TITLE OF                VALUE     SHRS OR    SH/  PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER             CLASS        CUSIP      (X$1000)* PRN  AMT   PRN  CALL   DISCRETION   MANAGERS  SOLE      SHARED   NONE
AFC ENTERPRISES INC        COM       00104Q 10 7   16,034    1,059,754  SH          SOLE                   1,059,754
AMBASSADORS GROUP INC      COM       023177 10 8   5,747     524,797    SH          SOLE                   524,797
AMERICAN APPAREL INC       COM       023850 10 0   1,110     1,151,876  SH          SOLE                   1,151,876
ASSISTED LIVING CONCPT
  NEV N                    CL A NEW  04544X 30 0   35,861    916,226    SH          SOLE                   916,226
COLE KENNETH PRODTNS INC   CL A      193294 10 5   6,500     501,163    SH          SOLE                   501,163
DAILY JOURNAL CORP         COM       233912 10 4   245       3,312      SH          SOLE                   3,312
DOVER SADDLERY CORP        COM       260412 10 1   171       40,067     SH          SOLE                   40,067
GENERAL MTRS CO            COM       37045V 10 0   4,493     144,790    SH          SOLE                   144,790
HILLTOP HOLDINGS INC       COM       432748 10 1   20,035    1,995,486  SH          SOLE                   1,995,486
LUBYS INC                  COM       549282 10 1   13,666    2,578,494  SH          SOLE                   2,578,494
MICROSOFT CORP             COM       594918 10 4   10,156    400,000    SH          SOLE                   400,000
MODUSLINK GLOBAL
  SOLUTIONS I              COM       60786L 10 7   327       59,838     SH          SOLE                   59,838
STAR GAS PARTNERS L P      UNIT LTD  85512C 10 5   48,869    8,573,509  SH          SOLE                   8,573,509
                           PARTNR
TANDY LEATHER FACTORY INC  COM       87538X 10 5   12,345    2,483,840  SH          SOLE                   2,483,840
WARNER MUSIC GROUP CORP    COM       934550 10 4   1,668     246,367    SH          SOLE                   246,367

__________
* Value for purposes of this Form 13F is determined based solely upon the price at the close of trading on the last trading day of the calendar quarter, as per Special Instruction 9 to Form 13F.